                                                                               .
                                                                               .
                                                                               .
                                                                      Exhibit 99

FORD CREDIT AUTO OWNER TRUST 2009-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                                  July 2009
Payment Date                                                                                                       8/17/2009
Transaction Month                                                                                                          2

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.


I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT          # OF RECEIVABLES            TERM AT CUTOFF DATE
Initial Pool Balance                              $2,308,504,668.66                   114,709                    57.4 months
Original Securities:                                  DOLLAR AMOUNT        NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                    $560,000,000.00                  0.98795%                  June 15, 2010
 Class A-2 Notes                                    $341,000,000.00                    2.100%              November 15, 2011
 Class A-3 Notes                                    $747,000,000.00                    2.790%                August 15, 2013
 Class A-4 Notes                                    $287,300,000.00                    4.500%                  July 15, 2014
                                                    ---------------
    Total                                         $1,935,300,000.00

II. AVAILABLE FUNDS

INTEREST:
 Interest Collections                                                                                         $10,260,040.77

PRINCIPAL:
 Principal Collections                                                                                        $42,228,506.90
 Prepayments in Full                                                                                          $30,447,276.84
 Liquidation Proceeds                                                                                            $680,834.20
 Recoveries                                                                                                        $5,315.00
                                                                                                                   ---------
   SUB TOTAL                                                                                                  $73,361,932.94
                                                                                                              --------------
COLLECTIONS                                                                                                   $83,621,973.71

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                           $646,309.16
 Purchase Amounts Related to Interest                                                                              $3,958.09
                                                                                                                   ---------
   SUB TOTAL                                                                                                     $650,267.25

Clean Up Call                                                                                                          $0.00

Reserve Account Draw Amount                                                                                            $0.00

AVAILABLE FUNDS - TOTAL                                                                                       $84,272,240.96

FORD CREDIT AUTO OWNER TRUST 2009-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                                  July 2009
Payment Date                                                                                                       8/17/2009
Transaction Month                                                                                                          2

III. DISTRIBUTIONS

                                                                                               CARRYOVER           REMAINING
                                              CALCULATED AMOUNT      AMOUNT PAID   SHORTFALL   SHORTFALL     AVAILABLE FUNDS
Trustee Fees and Expenses                                 $0.00            $0.00       $0.00       $0.00      $84,272,240.96
Servicing Fee                                     $1,782,741.17    $1,782,741.17       $0.00       $0.00      $82,489,499.79
Interest - Class A-1 Notes                          $341,806.74      $341,806.74       $0.00       $0.00      $82,147,693.05
Interest - Class A-2 Notes                          $596,750.00      $596,750.00       $0.00       $0.00      $81,550,943.05
Interest - Class A-3 Notes                        $1,736,775.00    $1,736,775.00       $0.00       $0.00      $79,814,168.05
Interest - Class A-4 Notes                        $1,077,375.00    $1,077,375.00       $0.00       $0.00      $78,736,793.05
Priority Principal Payment                                $0.00            $0.00       $0.00       $0.00      $78,736,793.05
Reserve Account Deposit                                   $0.00            $0.00       $0.00       $0.00      $78,736,793.05
Regular Principal Payment                       $377,428,085.55   $78,736,793.05       $0.00       $0.00               $0.00
Additional Trustee Fees and                               $0.00            $0.00       $0.00       $0.00               $0.00
Residual Released to Depositor                            $0.00            $0.00       $0.00       $0.00               $0.00
                                                                           -----
TOTAL                                                             $84,272,240.96

                                                               PRINCIPAL PAYMENT:
                                                                      Priority Principal Payment                       $0.00
                                                                      Regular Principal Payment               $78,736,793.05
                                                                                                              --------------
                                                                      TOTAL                                   $78,736,793.05

IV. NOTEHOLDER PAYMENTS

                       NOTEHOLDER PRINCIPAL PAYMENTS      NOTEHOLDER INTEREST PAYMENTS            TOTAL PAYMENT
                                ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL       PER $1,000 OF
                                              ORIGINAL                         ORIGINAL                     ORIGINAL BALANCE
                                              BALANCE                           BALANCE
Class A-1 Notes         $78,736,793.05         $140.60     $341,806.74            $0.61   $79,078,599.79             $141.21
Class A-2 Notes                  $0.00           $0.00     $596,750.00            $1.75      $596,750.00               $1.75
Class A-3 Notes                  $0.00           $0.00   $1,736,775.00            $2.33    $1,736,775.00               $2.33
Class A-4 Notes                  $0.00           $0.00   $1,077,375.00            $3.75    $1,077,375.00               $3.75
                                 -----                   -------------                     -------------
TOTAL                   $78,736,793.05                   $3,752,706.74                    $82,489,499.79

FORD CREDIT AUTO OWNER TRUST 2009-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                                        July 2009
Payment Date                                                                                                             8/17/2009
Transaction Month                                                                                                                2

V. NOTE BALANCE AND POOL INFORMATION

                                                      BEGINNING OF PERIOD                             END OF PERIOD
                                                            BALANCE           NOTE FACTOR              BALANCE          NOTE FACTOR
Class A-1 Notes                                     $377,428,085.55             0.6739787     $298,691,292.50             0.5333773
Class A-2 Notes                                     $341,000,000.00             1.0000000     $341,000,000.00             1.0000000
Class A-3 Notes                                     $747,000,000.00             1.0000000     $747,000,000.00             1.0000000
Class A-4 Notes                                     $287,300,000.00             1.0000000     $287,300,000.00             1.0000000
                                                    ---------------             ---------     ---------------             ---------
TOTAL                                             $1,752,728,085.55             0.9056622   $1,673,991,292.50             0.8649777

POOL INFORMATION
 Weighted Average APR                                                              5.699%                                     5.658%
 Weighted Average Remaining Term                                                    55.81                                      54.99
 Number of Receivables Outstanding                                                108,839                                    105,949
 Pool Balance                                                           $2,139,289,398.48                          $2,065,003,144.86
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $1,884,829,360.59                          $1,818,769,981.94
 Pool Factor                                                                    0.9266992                                 0.8945198

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance                                                                                             $23,085,046.69
Targeted Credit Enhancement Amount                                                                                    $30,975,047.17
Yield Supplement Overcollateralization Amount                                                                        $246,233,162.92
Targeted Overcollateralization Amount                                                                                $396,726,881.56
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                           $391,011,852.36
Fixed Overcollateralization                                                                                          $142,603,718.16

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                                     $23,085,046.69
Reserve Account Deposits Made                                                                                                   0.00
Reserve Account Draw Amount                                                                                                     0.00
                                                                                                                                ----
Ending Reserve Account Balance                                                                                        $23,085,046.69
Change in Reserve Account Balance                                                                                              $0.00

Specified Reserve Balance                                                                                             $23,085,046.69

FORD CREDIT AUTO OWNER TRUST 2009-B
MONTHLY INVESTOR REPORT

Collection Period                                                                                              July 2009
Payment Date                                                                                                   8/17/2009
Transaction Month                                                                                                      2

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                     # OF RECEIVABLES             AMOUNT
Realized Loss                                                                                     297        $283,326.52
(Recoveries)                                                                                        3          $5,315.00
                                                                                                               ---------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                     $278,011.52
Cumulative Net Losses Last Collection Period                                                                 $104,166.32
                                                                                                             -----------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                             $382,177.84

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                 0.16%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL         # OF RECEIVABLES             AMOUNT
31-60 Days Delinquent                                                       0.86%                 868     $17,716,945.13
91-120 Days Delinquent                                                      0.02%                  16        $378,712.53
Over 120 Days Delinquent                                                    0.00%                   2         $50,345.56
                                                                            -----                   -         ----------
TOTAL DELINQUENT RECEIVABLES                                                0.98%                 977     $20,174,575.21

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                       108      $2,382,309.33
Total Repossesed Inventory                                                                        126      $2,914,098.38

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD*:
Second Preceding Collection Period (May)                                                                         0.0101%
Preceding Collection Period (June)                                                                               0.0469%
Current Collection Period (July)                                                                                 0.1587%
Three Month Average                                                                                              0.0719%
NUMBER OF  61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES*:
Second Preceding Collection Period (May)                                                                         0.0009%
Preceding Collection Period (June)                                                                               0.0423%
Current Collection Period (July)                                                                                 0.1029%
Three Month Average                                                                                              0.0487%

* First three months will report month over month losses/delinquencies rather than Collection Period over Collection Period.